Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Cash	$284,746
Accounts Receivable	$8,879
Prepaids and deposits	$10,988
Finance Lease Receivable	$60,889
Accounts Payable and Accrued Liabilities	$359,579
Related Party Loan	$3,670,000